RELATED-PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
RELATED-PARTY TRANSACTIONS
RELATED-PARTY TRANSACTIONS
Recent Acquisitions and Partners' Capital Issuances. See Notes 5, 6 and 13 for disclosure of the purchase of Bison Midstream from SMP Holdings and the issuance of common units and general partner interests to SMP Holdings in connection with the Bison Drop Down and the Mountaineer Acquisition.
General and Administrative Expense Allocation. Our general partner and its affiliates do not receive a management fee or other compensation in connection with the management of our business, but will be reimbursed for expenses incurred on our behalf. Under our partnership agreement, we reimburse our general partner and its affiliates for certain expenses incurred on our behalf, including, without limitation, salary, bonus, incentive compensation and other amounts paid to our general partner's employees and executive officers who perform services necessary to run our business. In addition, we reimburse our general partner for compensation, travel and entertainment expenses for the directors serving on the board of directors of our general partner and the cost of director and officer liability insurance. Our partnership agreement provides that our general partner will determine in good faith the expenses that are allocable to us.
The payable to our general partner for expenses that were paid on our behalf and the receivable from the general partner for expenses that we paid that were not allocated to the Partnership were as follows:

	December 31,
	2013	2012
	(In thousands)
Due to affiliate	$653	$—
Due from affiliate	—	774
Expenses incurred and allocated to us by the general partner under our partnership agreement were as follows:

	Year ended December 31,
	2013	2012	2011
	(In thousands)
General and administrative expense allocation	$3,914	$1,200	$—

Additionally, during the year ended December 31, 2013, Summit Investments allocated $4.5 million of operation and maintenance expenses and $2.5 million of general and administrative expenses to Red Rock Gathering.
Electricity Management Services Agreement. We entered into a consulting arrangement with EquiPower Resources Corp. to assist with managing DFW Midstream's electricity price risk. EquiPower Resources Corp. is an affiliate of Energy Capital Partners and is also the employer of a director of our general partner. Amounts paid for such services were as follows:

	Year ended December 31,
	2013	2012	2011
	(In thousands)
Payments for electricity management consulting services	$199	$204	$11

Engineering Services Agreement. We entered into an engineering services arrangement with IPS Engineering/EPC. IPS Engineering/EPC is an affiliate of Energy Capital Partners. We paid $0.2 million for such services during the year ended December 31, 2013.
Promissory Notes Payable to Sponsors. In conjunction with the Grand River Transaction, we executed $200.0 million of promissory notes, on an unsecured basis, with the Sponsors. The notes had an 8% interest rate and were scheduled to mature in October 2013. In May 2012, we borrowed $163.0 million under the revolving credit facility and used a portion of the same borrowings to prepay $160.0 million principal amount of the promissory notes payable to the Sponsors. Then in July 2012, we borrowed an additional $50.0 million under the revolving credit facility, a portion of which was used to pay the remaining $49.2 million principal amount of the promissory notes payable to Sponsors (inclusive of accrued pay-in-kind interest).
In accordance with the terms of the underlying note agreement, prior to their repayment in July 2012, we elected to make all interest payments on the note in kind. The amount of interest paid in kind and accrued to the balance of the notes for year ended December 31, 2012, was approximately $6.3 million, of which we capitalized $0.9 million of interest expense related to costs incurred on capital projects under construction.
Diligence Expenses. In the past, the Sponsors reimbursed Summit Investments for transactional due diligence expenses related to proposed transactions that were not completed. As of December 31, 2011, we had a receivable from the Sponsors of $1.3 million for similar expenses. During the year ended December 31, 2012, we were reimbursed $0.3 million, while $1.0 million was not paid.